Property and Equipment	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Property and Equipment
9.	Property and Equipment

Changes in property and equipment account for the years ended December 31, 2019 and 2018 are as follows:

	Cable and wire facilities	Central office equipment	Cellular facilities	Buildings and improvements	Vehicles, aircraft, furniture and other network equipment	Information origination and termination equipment	Land and land improvements	Property under construction	Total
	(in million pesos)
As at December 31, 2017
Cost	207,220	119,642	209,504	27,076	58,964	17,595	3,458	50,585	694,044
Accumulated depreciation, impairment and amortization	(159,765)	(101,680)	(159,323)	(18,022)	(51,083)	(13,473)	(267)	(3,524)	(507,137)
Net book value	47,455	17,962	50,181	9,054	7,881	4,122	3,191	47,061	186,907
Year ended December 31, 2018
Net book value at beginning of the year	47,455	17,962	50,181	9,054	7,881	4,122	3,191	47,061	186,907
Additions (Note 4)	1,278	565	758	120	1,158	2,107	—	52,504	58,490
Disposals/Retirements	(10)	(27)	(60)	(140)	(95)	—	—	(9)	(341)
Reclassifications (Note 14)	19	(1)	—	127	(23)	—	1,117	—	1,239
Transfers and others	10,409	8,237	37,881	265	1,465	1,176	—	(59,433)	—
Translation differences charged directly to cumulative translation adjustments	—	3	—	1	(3)	—	—	—	1
Deconsolidation of a subsidiary	—	—	(65)	(794)	(273)	—	—	—	(1,132)
Impairment losses recognized during the year (Note 5)	(299)	(292)	(858)	(480)	(29)	—	—	—	(1,958)
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	—	—	—	(2)	—	—	—	—	(2)
Depreciation and amortization	(11,381)	(10,480)	(17,499)	(2,162)	(3,382)	(2,334)	(2)	—	(47,240)
Net book value at end of the year	47,471	15,967	70,338	5,989	6,699	5,071	4,306	40,123	195,964
As at December 31, 2018
Cost	217,773	128,321	217,164	26,546	58,711	20,823	4,576	40,123	714,037
Accumulated depreciation, impairment and amortization	(170,302)	(112,354)	(146,826)	(20,557)	(52,012)	(15,752)	(270)	—	(518,073)
Net book value	47,471	15,967	70,338	5,989	6,699	5,071	4,306	40,123	195,964
Year ended December 31, 2019
Net book value at beginning of the year	47,471	15,967	70,338	5,989	6,699	5,071	4,306	40,123	195,964
Effect of adoption of IFRS 16 (Note 2)	—	—	(244)	(1)	—	—	—	—	(245)
Net book value at the beginning of the year (as restated)	47,471	15,967	70,094	5,988	6,699	5,071	4,306	40,123	195,719
Additions (Note 4)	1,448	856	557	176	3,804	2,987	3	63,040	72,871
Disposals/Retirements	(24)	—	(99)	(3)	(109)	—	—	(77)	(312)
Reclassifications (Note 14)	12	(8)	(762)	(82)	15	1	—	(30)	(854)
Transfers and others	10,374	7,720	32,290	541	1,247	4,696	21	(56,889)	—
Translation differences charged directly to cumulative translation adjustments	(1)	(1)	—	(4)	2	—	—	—	(4)
Adjustments	—	—	—	(20)	—	—	—	—	(20)
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	—	—	—	(3)	—	—	—	—	(3)
Depreciation and amortization (Note 3)	(8,084)	(3,857)	(17,025)	(1,102)	(3,410)	(1,782)	(3)	—	(35,263)
Net book value at end of the year	51,196	20,677	85,055	5,491	8,248	10,973	4,327	46,167	232,134
As at December 31, 2019
Cost	192,535	135,340	220,238	26,762	62,097	28,224	4,597	46,167	715,960
Accumulated depreciation, impairment and amortization	(141,339)	(114,663)	(135,183)	(21,271)	(53,849)	(17,251)	(270)	—	(483,826)
Net book value	51,196	20,677	85,055	5,491	8,248	10,973	4,327	46,167	232,134

Interest capitalized to property and equipment that qualified as borrowing costs amounted to Php1,455 million, Php1,524 million and Php816 million for the years ended December 31, 2019, 2018 and 2017, respectively.  See Note 5 – Income and Expenses – Financing Costs – Net.  The average interest capitalization rate used was approximately 5% for each of the years ended December 31, 2019, 2018 and 2017.

Our net foreign exchange differences, which qualified as borrowing costs, amounted to nil, Php411 million and Php106 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The cost of fully depreciated property and equipment that are still being used in the Group’s operations amounted to Php149,119 million and Php171,867 million as at December 31, 2019 and 2018, respectively.

As at December 31, 2019 and 2018, the estimated useful lives of our property and equipment are estimated as follows:

Cable and wire facilities	5 – 15 years
Central office equipment	2 – 15 years
Cellular facilities	3 – 10 years
Buildings	25 – 50 years
Vehicles, aircraft, furniture and other network equipment	3 – 15 years
Information origination and termination equipment	3 – 7 years
Leasehold improvements	3 – 10 years or the term of the lease, whichever is shorter
Land improvements	10 years

Impairment of Certain Wireless Network Equipment and Facilities

In December 2017, Smart and DMPI recognized an impairment loss of Php3,913 million pertaining to network improvement project involving spectrum refarm and long-term evolution rollout.  These assets include Radio Access Network, or RAN, equipment such as base transceiver sets, base station controllers, access radios, antennas, radio network controllers, power and related support facilities, among others, including software licenses and implementation services affecting the Quezon City and Marikina areas.

In 2018, Digitel and DMPI recognized an impairment loss amounting to Php1,096 million and Php862 million, respectively, as a result of the full migration of fixed line subscribers to PLDT network for Digitel and continued network convergence strategy for DMPI.

See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Impairment of non-financial assets and Estimating useful lives of Property and equipment.

On January 28, 2020, PLDT was authorized by the Board of Directors to negotiate and enter into a contract for the sale of Smart Towers Property.  The transaction is deemed subject to the confirmation of the Philippine Competition Comisssion, or PCC, on Non-Coverage.